Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Summary of Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Software	7,250	12,665	2,033
Domain name	54	54	9
Total	7,304	12,719	2,042
Less: accumulated amortization	(1,889)	(3,231)	(519)
Net book value	5,415	9,488	1,523